UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, DC 20549
                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:		Cutler Investment Counsel, LLC
Address:	3555 Lear Way
		Medford, OR  97504-9759

13F File number:

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting manager:

Name:	Carol S. Fischer
Title:	Chief Operating Officer
Phone:	541-770-9000
Signature, Place, and Date of Signing

     /s/ Carol S. Fischer     Medford, OR     April 28, 2008

Report Type (Check only one.):
[X]	13F Holdings Report.

[ ]	13F Notice.

[ ]	13F Combination Report.

List of other Managers Reporting for this Manager:  NONE

I am signing this report as required by the Securities Exchange Act of 1934.

                             FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   74

FORM 13F INFORMATION TABLE VALUE TOTAL:   $117,205,000



LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER      NAME

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AETNA INC NEW COM              COM              00817Y108      373     8870 SH       SOLE                      650              8220
AFLAC INC COM                  COM              001055102      480     7390 SH       SOLE                      550              6840
ALCOA INC                      COM              013817101     3217    89217 SH       SOLE                    89217
AMPHENOL CORP NEW CL A         COM              032095101      302     8100 SH       SOLE                      600              7500
APPLE COMPUTER INC COM         COM              037833100      472     3290 SH       SOLE                      240              3050
ARCHER-DANIELS-MIDLAND         COM              039483102     3690    89645 SH       SOLE                    89645
AT&T INC                       COM              00206R102     4131   107870 SH       SOLE                    92660             15210
BARD (C.R.)                    COM              067383109      375     3890 SH       SOLE                      290              3600
BEST BUY                       COM              086516101      465    11210 SH       SOLE                      830             10380
CATERPILLAR INC                COM              149123101     4212    53805 SH       SOLE                    53805
CHEVRON CORP                   COM              166764100     3971    46515 SH       SOLE                    46515
COCA-COLA                      COM              191216100      584     9600 SH       SOLE                      690              8910
CONOCOPHILLIPS                 COM              20825C104     3766    49419 SH       SOLE                    49419
DISNEY (WALT)                  COM              254687106      486    15480 SH       SOLE                     1080             14400
DOW CHEMICAL                   COM              260543103     2488    67525 SH       SOLE                    67525
DU PONT E I DE NEMOURS COM     COM              263534109      424     9070 SH       SOLE                      670              8400
EMERSON ELECTRIC               COM              291011104     3268    63500 SH       SOLE                    63500
EXELON CORP                    COM              30161N101     4037    49670 SH       SOLE                    49670
EXXON MOBIL CORP               COM              30231G102     5507    65114 SH       SOLE                    65114
FLUOR CORP NEW COM             COM              343412102      440     3120 SH       SOLE                      230              2890
FORD MOTOR COMPANY             COM              345370860       69    12060 SH       SOLE                    12060
GENERAL ELECTRIC               COM              369604103     3368    90992 SH       SOLE                    90992
HOME DEPOT, INC.               COM              437076102     2356    84225 SH       SOLE                    84225
INTEL CORP                     COM              458140100     2411   113819 SH       SOLE                   113819
INTERNATIONAL BUS MACH COM     COM              459200101     3834    33295 SH       SOLE                    33295
INTL PAPER CO COM              COM              460146103      401    14745 SH       SOLE                     1070             13675
JOHNSON & JOHNSON              COM              478160104     3085    47558 SH       SOLE                    47558
JPMORGAN CHASE & CO            COM              46625H100     3038    70730 SH       SOLE                    70730
KIMBERLY CLARK                 COM              494368103     2881    44630 SH       SOLE                    44630
LINCOLN NATIONAL               COM              534187109     3298    63425 SH       SOLE                    63425
MCGRAW-HILL                    COM              580645109     2457    66490 SH       SOLE                    66490
MERCK & CO INC COM             COM              589331107      316     8330 SH       SOLE                      600              7730
MICROSOFT CORP COM             COM              594918104      457    16090 SH       SOLE                     1180             14910
NATIONAL FUEL GAS              COM              636180101     3998    84690 SH       SOLE                    84690
NEWS CORP CL B                 COM              65248E203      427    22420 SH       SOLE                     1600             20820
NIKE INC 'B'                   COM              654106103      326     4800 SH       SOLE                      400              4400
NORDSTROM                      COM              655664100     2622    80430 SH       SOLE                    80430
NORFOLK SOUTHERN CORP COM      COM              655844108      257     4725 SH       SOLE                     4725
ORACLE                         COM              68389X105      516    26360 SH       SOLE                     1910             24450
PEPSI BOTTLING GROUP COM       COM              713409100      403    11890 SH       SOLE                      960             10930
PEPSICO INC                    COM              713448108     3605    49935 SH       SOLE                    49935
PFIZER INC                     COM              717081103     2794   133497 SH       SOLE                   133497
PITNEY BOWES                   COM              724479100     1956    55840 SH       SOLE                    55840
PNC FINL SVCS GROUP COM        COM              693475105      456     6960 SH       SOLE                     6960
PRECISION CASTPARTS CP COM     COM              740189105      404     3955 SH       SOLE                      345              3610
PROCTER & GAMBLE               COM              742718109     3350    47810 SH       SOLE                    47810
PUBLIC SVC ENTERPRISE COM      COM              744573106      385     9590 SH       SOLE                     9590
RAYTHEON CO COM NEW            COM              755111507      434     6710 SH       SOLE                      500              6210
SANMINA SCI CORP COM           COM              800907107       45    28000 SH       SOLE                    28000
SCHLUMBERGER LTD COM           COM              806857108      437     5020 SH       SOLE                      370              4650
SCHWAB CHARLES CP NEW COM      COM              808513105      364    19310 SH       SOLE                     1420             17890
SHAW COMMUNICATIONS CL B CONV  COM              82028K200      484    26605 SH       SOLE                     1945             24660
ST JUDE MED INC COM            COM              790849103      396     9180 SH       SOLE                      680              8500
STRYKER CORP COM               COM              863667101      453     6960 SH       SOLE                      640              6320
SYSCO CORP                     COM              871829107     2600    89580 SH       SOLE                    89580
TENET HEALTHCARE CORP COM      COM              88033G100       96    16910 SH       SOLE                    16910
TEXTRON INC COM                COM              883203101      372     6710 SH       SOLE                      510              6200
UNISYS CORP                    COM              909214108       59    13305 SH       SOLE                    13305
UNITED TECHNOLOGIES            COM              913017109     3508    50970 SH       SOLE                    50970
US BANCORP                     COM              902973304     3057    94477 SH       SOLE                    94477
VERIZON COMMUNICATIONS INC     COM              92343V104     2780    76276 SH       SOLE                    76276
VULCAN MATLS CO COM            COM              929160109     1017    15310 SH       SOLE                    15310
WAL-MART STORES                COM              931142103      379     7200 SH       SOLE                      400              6800
WEATHERFORD INT'L              COM              G95089101      279     3850 SH       SOLE                      280              3570
WELLS FARGO                    COM              949746101     2805    96385 SH       SOLE                    96385
WEYERHAEUSER CORP              COM              962166104     2775    42660 SH       SOLE                    42660
WILLIAMS COS INC DEL COM       COM              969457100      384    11640 SH       SOLE                      840             10800
WYETH COM                      COM              983024100      558    13370 SH       SOLE                    13370
ALCATEL-LUCENT SPONSORED ADR   ADR              013904305       84    14615 SH       SOLE                    14615
ALCON INC COM SHS              ADR              H01301102      459     3225 SH       SOLE                      235              2990
BHP BILLITON LTD SPONSORED ADR ADR              088606108      294     4460 SH       SOLE                      330              4130
CELESTICA INC SUB VTG SHS      ADR              15101q108      114    17000 SH       SOLE                    17000
MATSUSHITA ELEC INDL ADR       ADR              576879209      452    20840 SH       SOLE                     1560             19280
TELEFONICA S A SPONSORED ADR   ADR              879382208      364     4205 SH       SOLE                      315              3890